Subsequent Event	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Event
29.	SUBSEQUENT EVENT

29(a) Rights offering

On January 14, 2022, APWC distributed subscription rights without charges to its shareholder to purchase additional common shares of APWC. On February 2, 2022, APWC announced the completion of this rights offering, which was oversubscribed. In the rights offering, APWC issued and sold 6,796,558 common shares at $1.22 per share pursuant to the exercise of subscription rights, raising gross proceeds of approximately $8.3 million before any expenses of the rights offering.

29(b) CTW dividend payments

On March 11, 2022, the Board of Directors of Charoong Thai declared a cash dividend distribution to its shareholders amounted to $1.2 million (Baht 39.8 million, equivalent to Baht 0.10 per share), $ 0.6 million of which will be distributed to non-controlling interest. The dividend will be paid on May 20, 2022. This dividend distribution plan requires the approval of the 2022 Annual General Meeting of Shareholders of Charoong Thai.

29(c) Onerous contracts

The LME copper price rose from US$9,692 /ton on December 31, 2021 to US$10,337 /ton on March 31, 2022, additional unrealized loss of US$0.8 million was recognized in the 2022 for our subsidiaries.

Other than the above events, our Company is not aware of any matter or circumstance that has significantly affected or may significantly affect the operations of our Company, the results of those operations, or the state of affairs of our Company.

29(d) COVID-19

To control COVID-19 pandemics Shenzhen government in China announced a short term period of "Closed Management" effective during March 14th to 18th 2022, which requiring those employees in Shenzhen who need to commute to work should work from home. Most of the workers of our Shenzhen subsidiary, PEWSC, live in the dormitories within the factory site, so do not need to commute and were able to continue to work in the factory in the said period. Although the productions and operations of PEWSC were not significantly affected in the Closed Management period mentioned above, we are not sure whether there will be any likely control measurement for COVID-19 pandemics announced in the future, which could adversely impact to the operations of the factory with the extent that we cannot estimate at this moment.